Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2016
Share-based compensation
Schedule of share-based compensation expense

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Direct costs	—	416	1,475	229
Sales and marketing	—	4,624	16,413	2,545
General and administrative	—	11,495	40,796	6,327

Total share-based compensation expense	—	16,535	58,684	9,101